History and activity of the Company (Tables)	12 Months Ended
Dec. 31, 2025
History and activity of the company [abstract]
Summary of Main Subsidiaries of BBB Foods Over Which Control is Exercised, Directly and Indirectly

The following are the main subsidiaries of BBB Foods Inc. as of December 31, 2025 and 2024 over which control is exercised, directly and indirectly:

	% of ownership
Company	December 31, 2025	December 31, 2024	Country	Main activity
BBB Foods Limited Partnership	100%	100%	Scotland	Intermediate parent
Lothian Shelf Limited	100%	100%	Scotland	Holding company
Tiendas Tres B, S. A. de C. V.	100%	100%	Mexico	Operating company